Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt, Principal payments
Twelve month periods ending	Amount
December 31, 2019	$101,007
December 31, 2020	129,395
December 31, 2021	101,380
December 31, 2022	115,544
December 31, 2023	293,802
December 31, 2024 and thereafter	56,695
Total Long term debt	$797,823
Unamortized debt issuance costs	10,997
Total Long term debt, net	$786,826
Current portion of long term debt	101,007
Long term debt, net	685,819

Interest and finance costs
	2016	2017	2018
Interest on long term debt and bareboat leases	$40,449	$48,814	$69,977
Less: Interest capitalized	(3,940)	(2,423)	(1,753)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	1,252	852	(3)
Amortization of debt issuance costs	2,855	2,660	3,253
Other bank and finance charges	601	555	2,241
Interest and finance costs	$41,217	$50,458	$73,715